111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 May 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust II (the "Trust") (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research® Core Equity Portfolio, MFS® Core Equity Portfolio, MFS® Corporate Bond Portfolio, MFS® Emerging Markets Equity Portfolio, MFS® Global Governments Portfolio, MFS® Global Growth Portfolio, MFS® Global Research Portfolio, MFS® Global Tactical Allocation Portfolio, MFS® Government Securities Portfolio, MFS® High Yield Portfolio, MFS® International Growth Portfolio, MFS® International Value Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, MFS® Strategic Income Portfolio, MFS® Technology Portfolio and MFS® U.S. Government Money Market Portfolio (formerly, MFS® Money Market Portfolio); Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No 62 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on April 27, 2017.

Please call the undersigned at (617) 954-4340 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

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